Annual Total Returns [BarChart] - Science and Technology Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	13.57%
2011	(0.56%)
2012	18.11%
2013	41.15%
2014	19.94%
2015	11.01%
2016	2.63%
2017	36.00%
2018	(4.33%)
2019	37.77%